Convertible Notes and Note Payable (Details) - USD ($)	1 Months Ended						3 Months Ended		12 Months Ended
	Jun. 30, 2021	May 31, 2021	Mar. 31, 2021	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 01, 2021	Jun. 14, 2021
Convertible Notes and Note Payable (Details) [Line Items]
Cash proceeds					$ 15,000,000	$ 25,000,000
Annual interest rate					5.00%	5.00%
Maturity date					Jun. 26, 2022	May 15, 2022
Discount percentage							20.00%		20.00%
Price per share (in Dollars per share)							$ 0.8		$ 0.8
Conversion amount	$ 30,000	$ 40,000,000					$ 30,000,000
Outstanding principal percentage	100.00%	200.00%
Derivative liability	$ 2,460,000	$ 4,060,000			$ 2,460,000
Total amount of debt discount at issuance					2,529,000	$ 4,175,000			$ 1,132,000
Interest expense									2,015,000
Amortization of debt discount									1,265,000	$ 1,050,000
Total interest expense										1,724,000
Total proceeds					$ 30,000,000	$ 40,000,000
Converted shares (in Shares)				766,293
Total amount of debt discount				$ 21,268,000					$ 3,532,000
Derivative liability at fair value				5,360,000
Net loss				3,775,000
Borrowings			$ 30,000,000					$ 30,000,000
Issuance of warrants to purchase (in Shares)								127,570
Fair value issuance			2,316,000					$ 2,316,000
Final payment provision	525,000		1,050,000
Interest rate									9.00%
Comprehensive loss							675,000
Unpaid of accrued interest							233,000		$ 233,000	$ 395,000
Unamortized debt discount							566,000		1,086,000
Increments amount	5,000,000
Total commitment amount	$ 15,000,000						$ 15,000,000
Initial amount												$ 5,000,000
Remaining amount									10,000,000		$ 10,000,000
Final payment percentage	3.50%
Convertible note to purchase (in Shares)	63,785						63,785
Fair value of issuance	$ 1,527,000						$ 1,526,000
Warrants and discounts							2,150,000		2,150,000
Amortized cost									15,000,000
Interest expense related to debt discounts							$ 566,000		$ 1,018,000
Interest rate in percentage									9.00%
Incurred and paid stated interest amount									$ 329,000
Annual interest rate					5.00%
Outstanding principal percentage							100.00%
Borrowings			$ 30,000,000					30,000,000
Final payment provision							$ 0.035	$ 1,050,000
Withdrawal amount							525,000
Incurred and paid stated interest amount							$ 338,000
Maximum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Loan bears interest rate									9.00%
Minimum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Loan bears interest rate									5.75%
Minimum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Annual interest rate									5.75%
Issuance of warrants to purchase (in Shares)			127,570
Maximum [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Annual interest rate									9.00%
March 2021 Note Payable [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Comprehensive loss									$ 4,508,000
SNAP June 2020 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Maturity date					Jun. 26, 2022		Jun. 26, 2022
Total amount of debt discount at issuance							$ 2,529,000
Total interest expense							$ 515,000
Outstanding principal percentage							200.00%
Amortization of the debt discount							$ 330,000
Total proceeds							$ 30,000,000
SVB March 2021 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Maturity date							Apr. 26, 2022
Total amount of debt discount at issuance							$ 3,532,000
Unamortized debt discount							$ 240,000
Total commitment amount	$ 15,000,000
Loan bears interest rate							9.00%
Prime interest rate							5.75%
Interest rate							9.25%
SCI June 2021 Note [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Maturity date							Jun. 26, 2022
Loan bears interest rate							9.00%
Prime interest rate							5.75%
Interest rate							9.25%
Series D-3A [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Acquisition price				30,652,000
Series D-3A redeemable convertible preferred stock [Member]
Convertible Notes and Note Payable (Details) [Line Items]
Aggregate proceeds				40,300,000
Outstanding principal balance				25,000,000
Unpaid interest				$ 288,000